Filed with the Securities and Exchange Commission on October 6, 1995

                                                                File No. 2-36238
                                                               File No. 811-2021

                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D. C. 20549

                                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
         Post-Effective Amendment No.     35

                                             and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     19
                         ------

                            Scudder Securities Trust
                      -------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA   02110-4103
                 ------------------------------------- ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------
                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston MA 02110
                    ----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b)
          --------

             X     on October 6, 1995 pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

                   on _______________ pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on _______________ pursuant to paragraph (a)(ii) of Rule 485.
          --------

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on August 24, 1995.

                                  SCUDDER DEVELOPMENT FUND
                                    CROSS-REFERENCE SHEET

                                 Items Required By Form N-1A
                                 ---------------------------

PART A
-------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------

1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          FINANCIAL HIGHLIGHTS
             Information

4.           General Description of       INVESTMENT OBJECTIVES AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing
                                           shares, Share price, Processing time,
                                           Minimum balances, Third party
                                           transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE


PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------
10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio turnover

14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS


                              SCUDDER SMALL COMPANY VALUE FUND
                                    CROSS-REFERENCE SHEET

                                 Items Required By Form N-1A


PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------
1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVES AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains
             Securities                    distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line, Dividend
                                           reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing
                                           shares, Share price, Processing time,
                                           Minimum balances, Third party
                                           transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                          TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal Proceedings    NOT APPLICABLE


PART B
------

Item No.     Item Caption                 Caption in Statement of Additional Information
--------     ------------                 ----------------------------------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES PORTFOLIO
             Policies                     TRANSACTIONS--Brokerage Commissions, Portfolio turnover

14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
             and Other Practices

18.          Capital Stock and            FUND ORGANIZATION

             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS

             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital Gain
                                           Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of Performance   PERFORMANCE INFORMATION
             Data

23.          Financial Statements         FINANCIAL STATEMENTS


This prospectus sets forth concisely the information about Scudder Small Company Value Fund, a series of Scudder Securities Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated October 6, 1995, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 3.

Scudder
Small Company
Value Fund

Prospectus
October 6, 1995

A pure no-load(TM) (no sales charges) mutual fund which invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

Expense information
--------------------
How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Small Company Value Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.


     Sales commissions to purchase shares (sales load)                    NONE
     Commissions to reinvest dividends                                    NONE
     Deferred sales charge                                                NONE
     Redemption fees payable to the Fund                                  1.00%*
     Exchange fees payable to the Fund                                    1.00%*


2) Annual Fund operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year.


     Investment management fee (after waiver)                            0.10%**
     12b-1 fees                                                          NONE
     Other expenses                                                      1.40%
                                                                         ------
     Total Fund operating expenses                                       1.50%**
                                                                         ======

 Example

 Based on the estimated level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.

                       1 Year                      3 Years
                       ------                      -------
                        $15                          $47

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.


* There is a 1% fee retained by the Fund which is imposed only on redemptions or exchanges of shares held less than one year. You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Exchanging and redeeming shares."

** Until December 31, 1996, the Adviser has agreed to waive a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.50% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, it is estimated that annualized Fund expenses would be: investment management fee 0.75%, other expenses 1.40% and total operating expenses 2.15% for the initial fiscal period. To the extent that expenses fall below the current expense limitation, the Adviser reserves the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.50%.

A message from Scudder's chairman
----------------------------------

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $90 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

Scudder Small Company
Value Fund
----------------------

Investment objective

*    long-term growth of capital

Investment characteristics

* a diversified, actively managed portfolio of domestic small capitalization stocks

* a systematic, proprietary investment approach to uncovering potentially undervalued small U.S. companies

* potential for above-average long-term growth with above-average stock market risk

Contents
------------


Investment objective and policies                      4
Why invest in the Fund?                                5
U.S. investment experience                             6
What are the Fund's special risks?                     6
Additional information about policies
   and investments                                     6
Distribution and performance information               9
Fund organization                                     10
Transaction information                               11
Purchases                                             12
Exchanges and redemptions                             13
Shareholder benefits                                  16
Trustees and Officers                                 19
Investment products and services                      20
How to contact Scudder                                21

Investment objective and policies
---------------------------------


Scudder Small Company Value Fund (the "Fund"), a diversified series of Scudder Securities Trust, invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), uses a systematic, proprietary investment approach to identify small, domestic companies that, in the opinion of the Adviser, are selling at prices that do not reflect adequately their long-term business potential. These companies are often out of favor or not closely followed by investors and, as a result, may offer substantial appreciation potential over time.

The Fund is expected to provide little, if any, current income and is designed for the aggressive portion of an investor's portfolio. Although the Fund typically holds a large number of securities identified through a quantitative, value-driven investment strategy, it does entail above-average investment risk in comparison to the overall U.S. stock market. Shares of the Fund should be purchased with a long-term horizon in mind. To encourage long-term investment, a 1% redemption and exchange fee, described more fully below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments


In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 80% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. The Fund may continue to hold securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, but will generally not add to these holdings.


The Fund takes a diversified approach to investing in small capitalization issues. It will not be unusual for the Fund to participate in more than one hundred small companies, representing a variety of U.S. industries.


While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights and warrants. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. In addition, for temporary or emergency purposes, such as providing for redemptions or distributions, the Fund may borrow from banks and other financial institutions in an amount not exceeding the value of one-third of the Fund's total assets. The Fund will not borrow for investment purposes.

For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. More information about these investment techniques is provided under "Additional information about policies and investments."


Value investment approach


The Fund is actively managed using a disciplined, value-oriented investment management approach. The Adviser uses a proprietary, computerized model to identify for investment small public U.S. companies selling at prices that, in the opinion of the Adviser, do not reflect adequately their long-term business potential. Companies represented in the portfolio of the Fund typically have the following characteristics:

* Attractive valuations relative to the Russell 2000 Index--a widely used benchmark of small stock performance--based on measures such as price to earnings, price to book value and price to cash flow ratios.


*    Favorable trends in earnings growth rates and stock price momentum.


The Fund's holdings are often out of favor or simply overlooked by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential.


While the Fund involves above-average equity risk, the Fund's value-oriented, systematic approach to investing is designed to mitigate volatility of the Fund's share price relative to the small capitalization sector of the U.S. stock market. This risk is further managed by purchasing a large number of stocks, and employing specialized portfolio management and trading techniques.

Why invest in the Fund?
-----------------------


Scudder Small Company Value Fund combines the long-term growth potential of small company stocks with the defensive nature of value investing. The Fund focuses on U.S. small capitalization issues that may be out of favor or not closely followed by investors, yet which, in the opinion of the Adviser, will reward investors with substantial returns over time. U.S. small capitalization stocks have outperformed large capitalization stocks over time, albeit with greater volatility in returns. Since the Fund involves both above-average performance opportunity and risk, it may be suitable for those individuals who are investing for a long-term goal, such as accumulating assets for retirement, funding a child's college education or building wealth for future generations.

While the Fund may invest in a broad range of industries, it is not, by itself, a complete investment program. Nonetheless, it can help improve the diversification of an investment portfolio already holding other types of stock and fixed-income securities. Historically, the prices of value stocks, and in particular small company value stocks, have not always moved in tandem with the prices of either large company stocks or higher-risk small company "growth" issues. Thus, Fund shares can add balance to a personal investment portfolio.


The Fund offers low-cost, convenient access to a sector of the U.S. stock market in which investors might otherwise find difficult to participate. On their own, individual investors might find it a challenge to analyze data on small companies, receive complete, up-to-date financial information, and buy and sell securities at favorable prices. The Fund's portfolio management team assumes the burden of these varied responsibilities for investors.

-------------------------------

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


U.S. investment experience
--------------------------

The Adviser has been managing U.S. stock portfolios since its founding over 75 years ago. As of July 31, 1995, Scudder managed in excess of $20 billion in U.S. equity securities, including over $5 billion in domestically-oriented growth mutual funds. The Adviser manages Scudder Development Fund, one of America's first small company mutual funds.


What are the Fund's special risks?
-----------------------------------


While historically small company stocks have outperformed the stocks of large companies, the former have customarily involved more risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.


The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Additional information about policies and investments
-----------------------------------------------------

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.


The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


The Fund may not invest more than 25% of its total assets in securities of companies in the same industry.


In addition, as a matter of nonfundamental policy, the Fund may not invest more than 15% of its net assets, in the aggregate, in securities which are not readily marketable, restricted securities and repurchase agreements maturing in more than seven days. The Fund may not invest more than 10% of its total assets in restricted securities, and may not invest more than 5% of its net assets in warrants.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Common stocks

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. Common stock is issued by companies to raise cash for business purposes and represent a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of equity securities can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible securities

The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.


The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.


Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks or to seek gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and other financial instruments, and purchase and sell financial futures contracts and options thereon (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities market fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the

---------------------------------------------------------------

Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Some repurchase commitment transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.


Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Borrowing. Although the principal of the Fund's borrowing will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information
-----------------------------------------

Dividends and capital gains distributions

The Fund intends to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of such dividends from net investment income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.


Under normal investment conditions, it is anticipated that the Fund's portfolio turnover rate will not exceed 75% for the initial fiscal year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.


Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization
------------------

Scudder Small Company Value Fund is a diversified series of Scudder Securities Trust (the "Trust"), formerly Scudder Development Fund, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in October 1985 and on December 31, 1985 assumed the business of its predecessor. Its predecessor was organized as a Delaware corporation in February 1970.


The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.


Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


The Fund pays the Adviser an annual fee of 0.75% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than the average management fee, but not necessarily higher than that charged by funds with a similar investment objective.

The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 1.50% of the average daily net assets of the Fund until December 31, 1996.


Under the Investment Management Agreement with the Adviser, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at
Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a wholly-owned subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter


Scudder Investor Services, Inc., a wholly-owned subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

State Street Bank and Trust Company is the Fund's custodian.


Fund accounting agent

Scudder Fund Accounting Corporation, a wholly-owned subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Transaction information
-----------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent in Boston receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent in Boston. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company

        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,

--   the account number of the fund, and

--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.


Exchanging and redeeming shares


Upon the redemption or exchange of shares held less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain Scudder retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred



(Continued on page 14)



Purchases
 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."
                                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:


                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA  02061-1612


                     o  By  Wire             Please  see   Transaction information--Purchasing shares-- By
                                             wire  following  these  tables  for details,  including  the  ABA  wire
                                             transfer    number.    Then    call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.


 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete Fund name, to
 Scudder Funds."                             the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing  shares-- By wire  following  these tables for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds  Centers  to make an  additional  investment  in your  Scudder fund  account.  Funds Center  locations  are listed under
                                             Shareholder benefits.

                     o  By Telephone         You may purchase  additional shares in an  amount of  $10,000  or more.
                                             Please call 1-800-225-5163 for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through automatic
                        Investment Plan      deductions from your bank checking account. Please call 1-800-225-5163
                        ($50 minimum)        for more information and an enrollment form.



Exchanges and redemptions
 Exchanging shares                           Minimum  investments:   $1,000  to  establish  a  new
                                             account;   $100  to  exchange  among  existing   accounts

 By Telephone                                To  speak  with  a  service  representative,  call 1-800-225-5163 from 8 a.m. to
                                             8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information Line, call 1-800-343-2890 (24 hours a day).

There is a 1%       By Mail                  Print or type your instructions and include:
fee payable to      or Fax                   -   the name of the Fund and the account number you are exchanging from;
the Fund for                                 -   your name(s) and address as they appear on your account;
exchanges of                                 -   the dollar amount or number of shares you wish to exchange;
shares held less                             -   the name of the Fund you are exchanging into; and
than one year.                               -   your signature(s) as it appears on your account and a daytime telephone number.

                                       Send your instructions

                                       by regular mail to:    or  by express, registered,    or  by fax to:
                                                                  or certified mail to:
                                       The Scudder Funds          Scudder Shareholder            1-800-821-6234
                                       P.O. Box 2291              Services Center
                                       Boston, MA 02107-2291      42 Longwater Drive
                                                                  Norwell, MA 02061-1612

Redeeming shares   By  Telephone       To  speak  with  a service representative, call 1-800-225-5163  from  8  a.m.  to 8  p.m.
                                       eastern  time  or  to  access   SAIL(TM), Scudder's  Automated   Information  Line,
                                       call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds  of up to  $50,000  sent to your address of record.

 There is a 1%     By Mail             Send your instructions for redemption to the appropriate address or fax number
 fee payable to    or Fax              above and include:
 the Fund for                          -   the name of the Fund and account number you are redeeming from;
 redemption of                         -   your name(s) and address as they appear on your account;
 shares held less                      -   the dollar amount or number of shares you wish to redeem; and
 than one year.                        -   your signature(s) as it appears on your account and a daytime telephone number.

                                       A signature  guarantee  is  required  for redemptions over $50,000. See Transaction information--Redeeming  shares  following these tables.

                   By Automatic        You may arrange to receive automatic cash payments periodically if the value of
                   Withdrawal Plan     your account is $10,000 or more. Call 1-800-225-5163 for more information and an enrollment form.

---------------------------------
(Continued from page 11)


sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.


The fee applies to redemptions from the Fund and exchanges to other Scudder funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund.

The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in the Fund's Statement of Additional Information for a more detailed description of the redemption fee.

Exchanges. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.

Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redemptions by telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.


You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.


If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price


Purchases and redemptions, including exchanges, are made at net asset value. There is a 1% fee payable to the Fund for exchanges or redemptions of shares held less than one year. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.


Processing time

All purchase and redemption requests received in good order by the Fund's transfer agent in Boston by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period. Redemptions for failure to provide a tax identification number are not subject to the 1% redemption fee.

--------------------------------

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits
---------------------

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Small Company Value Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Philip S. Fortuna, Lead Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He became director of quantitative research in 1987 and served as director of investment operations from 1993 to 1994. James M. Eysenbach, Portfolio Manager, joined Scudder in 1991 as a senior quantitative analyst and is currently director of quantitative research for Scudder. Mr. Eysenbach has more than eight years investment industry experience, including three years as a portfolio manager.

SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.


Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you At the Helm, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

* Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

* 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

* Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

* 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

* SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

* Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Trustees and Officers
---------------------


Daniel Pierce*

    President and Trustee

Paul Bancroft III

    Trustee; Venture Capitalist and Consultant

Thomas J. Devine

    Trustee; Consultant

Douglas M. Loudon*

    Vice President and Trustee

Wilson Nolen

    Trustee; Consultant

Juris Padegs*

    Trustee

Gordon Shillinglaw

    Trustee; Professor Emeritus of Accounting, Columbia University
      Graduate School of Business

Robert G. Stone, Jr.

    Trustee; Chairman of the Board and Director, Kirby Corporation

Edmond D. Villani*

    Trustee

Robert W. Lear

    Honorary Trustee; Executive-in-Residence, Visiting Professor,
      Columbia University Graduate School of Business

Edmund R. Swanberg*

    Honorary Trustee

Peter Chin*

    Vice President

Jerard K. Hartman*

    Vice President

Thomas W. Joseph*

    Vice President

David S. Lee*

    Vice President

Roy C. McKay*

    Vice President

Thomas F. McDonough*

    Vice President and Secretary

Pamela A. McGrath*

    Vice President and Treasurer

Edward J. O'Connell*

    Vice President and Assistant Treasurer

Kathryn L. Quirk*

    Vice President and Assistant Secretary

Richard W. Desmond*

    Assistant Secretary

Coleen Downs Dinneen*

    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

Investment products and services
The Scudder Family of Funds                                     Income
Money market                                                        Scudder Emerging Markets Income Fund
    Scudder Cash Investment Trust                                   Scudder GNMA Fund
    Scudder U.S. Treasury Money Fund                                Scudder Income Fund
Tax free money market+                                              Scudder International Bond Fund
    Scudder Tax Free Money Fund                                     Scudder Short Term Bond Fund
    Scudder California Tax Free Money Fund*                         Scudder Short Term Global Income Fund
    Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
Tax free+                                                       Growth
    Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
    Scudder High Yield Tax Free Fund                                Scudder Development Fund
    Scudder Limited Term Tax Free Fund                              Scudder Global Fund
    Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
    Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
    Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
    Scudder Medium Term Tax Free Fund                               Scudder International Fund
    Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
    Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
    Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
Growth and Income                                                   Scudder Value Fund
    Scudder Balanced Fund                                           The Japan Fund
    Scudder Growth and Income Fund
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
Retirement Plans and Tax-Advantaged Investments
    IRAs                                                            403(b) Plans
    Keogh Plans                                                     SEP-IRAs
    Scudder Horizon Plan*+++ (a variable annuity)                   Profit Sharing and
    401(k) Plans                                                             Money Purchase Pension Plans
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
 Closed-end Funds#
    The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
    The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
    The First Iberian Fund, Inc.
    The Korea Fund, Inc.                                          Institutional Cash Management
    The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
    Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
    Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------

For complete  information  on any of the above Scudder funds,  including  management  fees and expenses,  call or write for a free prospectus.  Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal,  state and local taxes.  *Not available in all states. +++A no-load variable annuity contract provided by Charter National
Life Insurance  Company and its affiliate,  offered by Scudder's  insurance  agencies,  1-800-225-2470.  #These funds,  advised by
Scudder,  Stevens & Clark,  Inc., are traded on various stock exchanges.  ++For information on Scudder  Treasurers  Trust(TM),  an institutional  cash  management  service that  utilizes  certain  portfolios  of Scudder  Fund,  Inc.  ($100,000  minimum),  call:
1-800-541-7703.


 How to contact Scudder


 Account Service and Information:                            Please address all correspondence to:


 For existing account service    Scudder Investor Relations   The Scudder Funds
 and transactions                1-800-225-5163               P.O. Box 2291
                                                              Boston, Massachusetts
                                                               02107-2291

 For personalized                Scudder Automated
 information about your          Information Line
 Scudder accounts;               (SAIL)
 exchanges and                   1-800-343-2890
 redemptions; or
 information on any
 Scudder fund


 Investment Information:                                     Or Stop by a Scudder Funds Center:

 To receive information about    Scudder Investor Relations  Many  shareholders   enjoy  the  personal,   one-on-one
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                        SCUDDER SMALL COMPANY VALUE FUND


               A Pure No-Load (TM) (No Sales Charges) Mutual Fund
                       Which Invests for Long-Term Growth
                      of Capital by Seeking out Undervalued
                         Stocks of Small U.S. Companies



--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 6, 1995



--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Scudder Small Company Value Fund dated October 6, 1995, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


                                      TABLE OF CONTENTS
                                                                                                                   Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
         General Investment Objective and Policies....................................................................1
         Investments and Investment Techniques........................................................................2
         Investment Restrictions.....................................................................................11

PURCHASES............................................................................................................13
         Additional Information About Opening An Account.............................................................13
         Additional Information About Making Subsequent Investments..................................................14
         Checks......................................................................................................14
         Wire Transfer of Federal Funds..............................................................................14
         Share Price.................................................................................................15
         Share Certificates..........................................................................................15
         Other Information...........................................................................................15

EXCHANGES AND REDEMPTIONS............................................................................................15
         Exchanges...................................................................................................15
         Special Redemption and Exchange Information.................................................................16
         Redemption by Telephone.....................................................................................17
         Redemption by Mail or Fax...................................................................................17
         Redemption-In-Kind..........................................................................................18
         Other Information...........................................................................................18

FEATURES AND SERVICES OFFERED BY THE FUND............................................................................18
         The Pure No-Load(TM) Concept................................................................................18
         Dividends and Capital Gain Distribution Options.............................................................19
         Diversification.............................................................................................20
         Scudder Funds Centers.......................................................................................20
         Reports to Shareholders.....................................................................................20
         Transaction Summaries.......................................................................................20

THE SCUDDER FAMILY OF FUNDS..........................................................................................20

SPECIAL PLAN ACCOUNTS................................................................................................23
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for
              Corporations and Self-Employed Individuals.............................................................24
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations
              and Self-Employed Individuals..........................................................................24
         Scudder IRA:  Individual Retirement Account.................................................................24
         Scudder 403(b) Plan.........................................................................................25
         Automatic Withdrawal Plan...................................................................................25
         Group or Salary Deduction Plan..............................................................................26
         Automatic Investment Plan...................................................................................26
         Uniform Transfers/Gifts to Minors Act.......................................................................26
         Scudder Trust Company.......................................................................................26

DIVIDENDS AND CAPITAL GAINS DISTRIBUTION.............................................................................26

PERFORMANCE INFORMATION..............................................................................................27
         Average Annual Total Return.................................................................................27
         Cumulative Total Return.....................................................................................27
         Total Return................................................................................................27
         Capital Change..............................................................................................28
         Comparison of Fund Performance..............................................................................28

FUND ORGANIZATION....................................................................................................31


                                                    i

                                      TABLE OF CONTENTS (continued)
                                                                                                                   Page

INVESTMENT ADVISER...................................................................................................32
         Personal Investments by Employees of the Adviser............................................................34

TRUSTEES AND OFFICERS................................................................................................35

REMUNERATION.........................................................................................................37

DISTRIBUTOR..........................................................................................................38

TAXES................................................................................................................38

PORTFOLIO TRANSACTIONS...............................................................................................41
         Brokerage Commissions.......................................................................................41
         Portfolio Turnover..........................................................................................42

NET ASSET VALUE......................................................................................................42

ADDITIONAL INFORMATION...............................................................................................43
         Experts.....................................................................................................43
         Shareholder Indemnification.................................................................................43
         Other Information...........................................................................................43
FINANCIAL STATEMENTS.................................................................................................44

                                                    ii

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

      (See "Investment objective and policies" and "Additional information about policies and investments" in the Fund's prospectus.)

         Scudder Small Company Value Fund (the "Fund") is a pure no-load(TM), diversified series of Scudder Securities Trust (the "Trust"), an open-end management investment company which continuously offers and redeems its shares at net asset value. It is a company of the type commonly known as a mutual fund.

General Investment Objective and Policies


         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), uses a systematic, proprietary investment approach to identify small, domestic companies that, in the opinion of the Adviser, are selling at prices that do not reflect adequately their long-term business potential. The Fund evaluates over 1000 companies similar in size to those comprising the Russell 2000(R) Index (created by Frank Russell Company ("Russell"), a leading independent evaluator of investment managers. These companies are often out of favor or not closely followed by investors and, as a result, can offer substantial appreciation potential over time.


         The Fund is expected to provide little, if any, current income and is designed for the aggressive portion of an investor's portfolio. Although the Fund typically holds a large number of securities identified through a quantitative, value-driven investment strategy, it does entail above average investment risk in comparison to the overall U.S. stock market. Shares of the Fund should be purchased with a long-term horizon in mind (five years or more).


         In pursuit of long-term growth of capital, the Fund invests at least 80% of its assets in the common stock of small U.S. companies under normal circumstances. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000 Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. The Fund may continue to hold securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, but will generally not add to these holdings.


         The Fund takes a diversified approach to investing in small capitalization issues. It will not be unusual for the Fund to participate in more than one hundred small companies, representing a variety of U.S. industries.


         While the Fund invests primarily in common stocks, it can own other forms of equity securities including preferred stocks (either convertible or nonconvertible), rights, and warrants. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may also engage in strategic transactions, using such derivative contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. In addition, for temporary or emergency purposes, such as providing for redemptions or distributions, the Fund may borrow from banks and other financial institutions in an amount not exceeding the value of one-third of the Fund's total assets. The Fund will not borrow for investment purposes.

         For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions.


         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund is intended to be an investment vehicle for that portion of an investor's assets which can appropriately accept above-average risk and is not intended to provide a balanced investment program to meet all requirements of every investor. There is no assurance that the Fund's objective will be met.

Investments and Investment Techniques


Value Investment Approach. The Fund is actively managed using a disciplined, value-oriented investment management approach. The Adviser uses a proprietary, computerized model to identify for investment small public U.S. companies selling at prices that, in the opinion of the Adviser, do not reflect adequately their long-term business potential. The companies represented in the Fund typically have the following characteristics:

     * attractive valuations relative to the Russell 2000 Index--a widely used benchmark of small stock performance--based on measures such as price to earnings, price to book value, and price to cash flow ratios.


     *       favorable trends in earnings growth rates and stock price momentum.


                   The Fund's holdings are often out of favor or simply overlooked by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential.

         While the Fund involves above-average equity risk, the Fund's value-oriented, systematic approach to investing is designed to mitigate volatility in the Fund's share price relative to the small capitalization sector of the U.S. stock market. This risk is further managed by purchasing a large number of stocks, and employing specialized portfolio management and trading techniques.

         The Fund focuses specifically on finding undervalued stocks of small U.S. companies. Historically, small companies have been attractive because they have been sources of new technologies and services, have competed with larger companies on the basis of lower labor costs and have grown faster than larger firms. Their smaller size has also allowed them to respond rapidly to changing business conditions. In addition, small companies have not been closely followed by many securities analysts, so they have rewarded investors with the patience and knowledge to have sought them out.

         According to Ibbotson Associates, which has compiled market data back to 1926, the growth of $1 invested in small company stocks over that 69 year period would have grown to $2842.77, compared to $810.54 if invested in large company stocks. Over this period, the compound annual growth rate of that $1 investment would have been 12.2% for the small company investment versus 10.2% for the large company investment. With the better performance, however, comes greater volatility in returns -- from a one-year high of 142.9% to a one-year low of -58.0% during the period for small stocks, vs. 54.0% and -43.3% for large stocks.

(LINE CHART TITLE)
                    Cumulative Value of $1 Invested in 1926
                          (Periods ended December 31)

(LINE CHART DATA)
                 Small Co.  Large Co.
Year              Stocks      Stocks
1925                  $1          $1
1926                  $1          $1
1927                  $1          $2
1928                  $2          $2
1929                  $1          $2
1930                  $1          $2
1931                  $0          $1
1932                  $0          $1
1933                  $1          $1
1934                  $1          $1
1935                  $1          $2
1936                  $2          $2
1937                  $1          $2
1938                  $1          $2
1939                  $1          $2
1940                  $1          $2
1941                  $1          $2
1942                  $1          $2
1943                  $2          $2
1944                  $3          $3
1945                  $6          $4
1946                  $5          $4
1947                  $5          $4
1948                  $5          $4
1949                  $6          $5
1950                  $9          $6
1951                  $9          $8
1952                 $10          $9
1953                  $9          $9
1954                 $14         $14
1955                 $17         $19
1956                 $18         $20
1957                 $16         $18
1958                 $26         $25
1959                 $30         $28
1960                 $29         $28
1961                 $38         $36
1962                 $34         $33
1963                 $41         $40
1964                 $51         $47
1965                 $73         $53
1966                 $67         $48
1967                $124         $59
1968                $168         $66
1969                $126         $60
1970                $104         $62
1971                $121         $71
1972                $127         $85
1973                 $88         $73
1974                 $70         $53
1975                $107         $73
1976                $169         $91
1977                $211         $84
1978                $261         $90
1979                $375        $106
1980                $524        $141
1981                $597        $134
1982                $764        $162
1983              $1,067        $199
1984                $996        $211
1985              $1,241        $279
1986              $1,326        $331
1987              $1,203        $348
1988              $1,478        $406
1989              $1,629        $534
1990              $1,277        $517
1991              $1,848        $676
1992              $2,279        $727
1993              $2,757        $800
1994              $2,843        $811

Source: Ibbotson Associates1

         The value approach entails searching for "bargains" in the market. These are often companies that are selling at prices below their estimated long-term business potential, and not followed or not purchased due to recent company downturns. Historically, these stocks, as measured by the Russell 2000 Value Index, typically have been less volatile than small growth stocks which generally have higher price/earnings ratios. As one would expect, value stocks have tended to rise as business fundamentals improved or as investors began to recognize their potential. "Growth" stocks have provided even more substantial increases in up markets, but they are also subject to substantial decreases in down markets, especially relative to value stocks. These greater ups and downs for growth stocks have meant greater overall volatility or risk. However, according to data compiled by Russell, historical performance indicates that the value orientation tends to produce less extreme swings, and manages to provide superior overall returns due to the limited downside risk inherent in the discipline.

         The Russell 2000 Index is a dynamic index comprised of 2000 small U.S. company stocks. (Scudder Small Company Value Fund invests in stocks of similar size -- see Investment Techniques.) For measurement and analysis, Russell has split the Index into growth and value subsets.

-----------------------
1 Small stocks from 1982-1994 are described by the total return of the Dimensional Fund Advisors (DFA) Small Company 9/10 Fund. Prior to 1982, small stocks were described by NYSE fifth quintile returns.

Large stocks are described by the Standard & Poor's Composite Index, currently comprised of 500 of the largest stocks in the US. Prior to 1957, the Index was comprised of 90 of the largest stocks. Source: Stocks, Bonds Bills and Inflation 1995 Yearbook, Ibbotson Associates


            Russell 2000 Index of Small Stocks Performance in Up and Down Markets
            ---------------------------------------------------------------------
                  Compound Average Monthly Total Return: 1979* to June 1995

                         # Months  Russell 2000(R) Growth   Russell 2000(R) Value     Russell 2000(R)
    Down Months             76        -5.03%                     -3.14%                  -4.08%
     Up Months             122         5.02%                      4.20%                   4.61%
     All Months            198         1.04%                      1.32%                   1.19%
    (annualized)           --         13.20%                     16.98%                  15.20%

* Earliest performance for the Russell Indices.

         From 1979 to June 1995, a period that includes one of the most significant "up market" periods in history, the Russell 2000 Value Index has outperformed the Growth index by 379 basis points on an annualized basis. Furthermore, small company value stocks tend to outperform small company growth stocks over various rolling periods.2

        * Value has outperformed Growth in 64% of rolling 12 month periods.

        *      Value has outperformed Growth in 96% of rolling 60 month periods.

(BAR CHART TITLE)
  Small Cap Value Outperforms Growth
        * By 379 Basis Points Annualized (1979-6/1995)
        * In 120 of 187 (64%) Rolling 12 Month Periods
        * In 134 of 139 (96%) Rolling 60 Month Periods

(BAR CHART DATA)
                           CHART TO BE UPDATED

Note: Small Cap Style Indices, currently defined by Frank Russell using price-to-book ratios and the IBES Long Term Growth Forecast, are subsets of the Russell 2000 Small Stock Index. Returns through 6/95.


         The performance advantage of value stocks has been fairly consistent over rolling five year periods and has not been caused by exceptional performance in any one year. Instead, this phenomenon appears to be driven by the fact that the downside volatility of small cap value stocks is limited relative to that of growth stocks, as indicated in the previous table. Upside performance also tends to be limited, but is sufficiently high that, over time, small cap value stocks have outperformed small cap growth stocks.

Investments Involving Above-Average Risk. As opportunities for greater gain frequently involve a correspondingly larger risk of loss, the Fund may purchase securities carrying above-average risk. The Fund's shares are suitable only for those investors who can make such investments without concern for current income and who are in a financial position to assume above-average stock market risks in search of long-term rewards.

         As stated above, the Fund may purchase securities involving above-average risk. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than


-------------------------
2 Rolling periods capture returns over overlapping uniform holding periods. In examining 60-month rolling periods, the first rolling period would be 1/79-12/83, the second rolling period would be 2/79-1/84, the third rolling period would be 3/79-2/84, etc.

prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. To help reduce risk, the Fund allocates its investments among many companies and different industries.

         The securities of small companies are often traded only over-the-counter and may not be traded in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of holdings of such securities may require the Fund to offer a discount from recent prices or to make many small sales over a lengthy period of time.



Convertible Securities. The Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks.

         The convertible securities in which the Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than nonconvertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONS). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P").

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended, ("1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.


Borrowing. As a matter of fundamental policy, the Fund is authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of the Fund's net assets for purposes of liquidity and to provide for redemptions and distributions. No purchase of securities will be made while such borrowings exceed 5% of the Fund's net assets. The Fund will borrow only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. The Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks or to seek gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities market fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these

Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

         OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         The Fund's activities  involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy, the Fund may not:

         (1)      with  respect  to 75% of its  total  assets,  taken at  market value,  purchase  more  than  10%  of the  outstanding  voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and except securities of other investment companies;

         (2) borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% for all borrowings;

         (3) purchase or sell real estate; (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

         (4) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         (5) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

         (6)      issue senior  securities,  except as  appropriate  to evidence indebtedness which it is permitted to incur and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; and

         (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents).

         As a matter of nonfundamental policy, the Fund will not:

         (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its total assets in another investment company, and may not invest more than 10% of its total assets in other investment companies;

         (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (d) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (e) invest more than 15% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Fund will not invest more than 10% of its total assets in restricted securities;


         (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors and equity securities which are not readily marketable if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value, except U.S. Government securities or securities of such issuers which are rated by at least one nationally recognized statistical rating organization;


         (g) buy options on securities or financial instruments unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of the Fund's net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

         (h) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (i) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

         (j) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

         (k)      purchase or sell real estate limited partnership interests; or

         (l) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets.

                                    PURCHASES

          (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $1,000 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($1,000 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $1,000 under certain special plan accounts.

Additional Information About Making Subsequent Investments


         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by members of the NASD, by banks, and by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders). Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).


         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at the investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service.

         The Board of Trustees and the Distributor, each has the right to limit the amount of purchases by and to refuse to sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

  (See "Exchanges and redemptions" and "Transaction information" in the Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $1,000. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in the Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.


         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. However, shares that are exchanged may be subject to the Fund's 1% redemption fee. (See "Special Redemption and Exchange Information." An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")


         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Special Redemption and Exchange Information


         In general, shares of the Fund may be exchanged or redeemed at net asset value. However, shares of the Fund held for less than one year are redeemable at a price equal to 99% of the then current net asset value per share. This 1% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the term of or terminate this fee at any time.

         The redemption discount will not be applied to (a) a redemption of shares of the Fund outstanding for one year or more, (b) shares purchased through certain Scudder retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans,
(c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the Fund), or
(d) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-In-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Trust is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Other Information


         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. A wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (see "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or
(d) exist.

         If transactions at any time reduce a shareholder's account balance in the Fund to below $1,000 in value, the Fund may notify the shareholder that, unless the account balance is brought up to at least $1,000, the Fund will redeem all shares and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account balance up to $1,000 before any action will be taken by the Fund. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

--------------------------------------------------------------------------------------------------------------------
                                Scudder                                                       No-Load Fund with
         YEARS            Pure No-Load(TM)      8.50% Load Fund     Load Fund with 0.75%         0.25% 12b-1
                                 Fund                                     12b-1 Fee                   Fee
--------------------------------------------------------------------------------------------------------------------
          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------

          15                    41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

          20                    67,275                 61,557                 58,672                 64,282
--------------------------------------------------------------------------------------------------------------------

         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Dividends and Capital Gain Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.


         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         Your  investment  represents  an  interest  in  a  large,   diversified
portfolio of securities. Diversification may protect you against the possible risks of concentrating in fewer securities or in a specific market sector.

Scudder Funds Centers

         Investors may visit any of the Funds Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Prospectus.

Reports to Shareholders


         The Fund issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Fund presently intends to distribute to shareholders quarterly reports during the intervening quarters, containing certain performance and investment highlights of the Fund.


Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.


                           THE SCUDDER FAMILY OF FUNDS

       (See "Investment products and services" in the Fund's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $1,000 or $500 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate-and long-term bonds.

         Scudder Short Term Global Income Fund seeks to provide high current income from a portfolio of high-grade money market instruments and short-term bonds denominated in foreign currencies and the U.S. dollar.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in investment-grade municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.


-------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high quality.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Capital Growth Fund seeks to maximize long-term growth of capital through a broad and flexible investment program emphasizing common stocks.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S. and foreign issuers. Income is an incidental consideration.

----------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder   Global  Small  Company  Fund  seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Quality Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.


         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a Scudder Service Representative; easy telephone exchanges into Scudder money market, income, growth, tax free, and growth and income funds; shares redeemable at net asset value at any time.


                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
              Automatic Withdrawal Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code (the "Code") will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of
Section 401(a) of the Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,250 for married couples if one spouse has earned income of no more than $250). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)


                                   Value of IRA at Age 65
                       Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                                Value of a Non-IRA Account at
                         Age 65 Assuming $1,380 Annual Contributions
                       (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of the Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

Scudder Trust Company

         Annual service fees are paid by the Fund to Scudder Trust Company, an affiliate of the Adviser, for certain retirement plan accounts and are included in the fees paid to the Transfer Agent.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          (See "Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may claim a credit against their federal income tax liability. If the Fund does not distribute the amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         The Fund intends to distribute investment company taxable income and any net realized capital gains resulting from Fund investment activity in November or December each year. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (see "TAXES"), whether made in shares or cash.

                             PERFORMANCE INFORMATION

                       (See "Distribution and performance
               information--Performance information" in the Fund's
                                  prospectus.)

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year and the life of the Fund, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^(1/n) - 1
         Where:

                   P        =       a hypothetical initial investment of $1,000
                   T        =       Average Annual Total Return
                   n        =       number of years
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) - 1
         Where:

                   C        =       Cumulative Total Return
                   P        =       a hypothetical initial investment of $1,000
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Capital Change

         Capital Change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

         Quotations of the Fund's performance are historical and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.


         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:


American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.


The  Frank  Russell  Company,  an  investment   management  firm  that  provides
analytical and statistical information, including the Russell Indices, through their data division, Russell Data Services.


Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.


Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.


Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                FUND ORGANIZATION

               (See "Fund organization" in the Fund's prospectus.)


         The Fund is a series of Scudder Securities Trust, formerly Scudder Development Fund, Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into two series, Scudder Development Fund and Scudder Small Company Value Fund. The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in each Fund's prospectus.


         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of the Fund.

         The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER

           (See "Fund organization--Investment adviser" in the Fund's prospectus.)

         Scudder, Stevens & Clark, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $11 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust and AARP Cash Investment Funds.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by the Adviser's own research specialists.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.


         The Investment Management Agreement (the "Agreement") dated October 6, 1995 was approved by the Trustees of the Fund on September 6, 1995 and by the initial shareholder of the Fund on October 4, 1995. The Agreement will continue in effect until September 30, 1997 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.


         Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers and executive employees of the Fund affiliated with the Adviser, and makes available, without expense to the Fund, the services of such directors, officers and employees of the Adviser as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.


         For these services the Fund pays the Adviser a fee equal to an annual rate of 0.75% of the Fund's average daily net assets payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed until December 31, 1996 to maintain the total annualized expenses of the Fund at no more than 1.50% of the average daily net assets of the Fund.


         Under the Agreement, the Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; broker's commissions, legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses including expenses of issuance, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for expenses of shareholders' meetings, the cost of responding to shareholders' inquiries and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The Agreement requires the Adviser to reimburse the Fund for all or a portion of advances of its management fee to the extent annual expenses of the Fund (including the management fee stated above) exceed the limitations prescribed by any state in which the Fund's shares are offered for sale. Management has been advised that, while most states have eliminated expense limitations, the lowest such limitation is presently 2 1/2% of average daily net assets up to $30 million, 2% of the next $70 million of average daily net assets and 1 1/2% of average daily net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitation. Any such fee advance required to be returned to the Fund will be returned as promptly as practicable after the end of the Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year to date expenses to exceed the cumulative pro rata expense limitation at the time of such payment.

         The Agreement also provides that the Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement or any extension, renewal or amendment thereof remains in effect.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Fund who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the Trustees or officers of the Fund may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                    TRUSTEES AND OFFICERS

                                                                                         Position with
                                                                                         Underwriter,
Name                          Position                                                   Scudder Investor
and Address                   with Fund               Principal Occupation**             Services, Inc.
-----------                   ---------               ----------------------             --------------
Daniel Pierce+*               President and Trustee   Chairman of the Board and          Vice President, Director and
                                                      Managing Director of Scudder,      Assistant Treasurer
                                                      Stevens & Clark, Inc.

Paul Bancroft III             Trustee                 Venture Capitalist and                      --
1120 Cheston Lane                                     Consultant; Retired, President
Queenstown, MD 21658                                  Chief Executive Officer and
                                                      Director of Bessemer Securities
                                                      Corporation

Thomas J. Devine              Trustee                 Consultant                                  --
641 Lexington Avenue,
28th Floor
New York, NY 10022

Douglas M. Loudon++*          Vice President and      Managing Director of Scudder,      Senior Vice President
                              Trustee                 Stevens & Clark, Inc.

Dr. Wilson Nolen              Trustee                 Consultant (1989 until present);            --
1120 Fifth Avenue                                     Corporate Vice President of
New York, NY 10128                                    Becton, Dickinson & Company,
                                                      manufacturer of medical and
                                                      scientific products (until June
                                                      1989)

Juris Padegs++#*              Trustee                 Managing Director of Scudder,      Vice President and Director
                                                      Stevens & Clark, Inc.

Dr. Gordon Shillinglaw        Trustee                 Professor Emeritus of                      --
Columbia University                                   Accounting, Columbia University
196 Villard Avenue                                    Graduate School of Business
Hastings-on-Hudson
New York, NY  10706

Robert G. Stone, Jr.          Trustee                 Chairman of the Board and                  --
405 Lexington Avenue,                                 Director, Kirby Corporation
39th Floor                                            (inland and offshore marine
New York, NY 10174                                    transportation and diesel
                                                      repairs)

Edmond D. Villani++#*         Trustee                 President and Managing Director             --
                                                      of Scudder, Stevens & Clark, Inc.

Robert W. Lear                Honorary Trustee        Executive-in-Residence, Visiting            --
429 Silvermine Road                                   Professor, Columbia University
New Canaan, CT 06840                                  Graduate School of Business

                                       35

Edmund R. Swanberg++          Honorary Trustee        Advisory Managing Director of               --
                                                      Scudder, Stevens & Clark, Inc.

Peter Chin++                  Vice President          Principal of Scudder, Stevens &             --
                                                      Clark, Inc.

Jerard K. Hartman++           Vice President          Managing Director of Scudder,               --
                                                      Stevens & Clark, Inc.

Thomas W. Joseph+             Vice President          Principal of Scudder, Stevens &    Vice President, Director,
                                                      Clark, Inc.                        Treasurer and Assistant Clerk

David S. Lee+                 Vice President          Managing Director of Scudder,      President, Director and
                                                      Stevens & Clark, Inc.              Assistant Treasurer

Thomas F. McDonough+          Vice President and      Principal of Scudder, Stevens &    Clerk
                              Secretary               Clark, Inc.

Pamela A. McGrath+            Vice President and      Principal of Scudder, Stevens &             --
                              Treasurer               Clark, Inc.

Roy C. McKay++                Vice President          Managing Director of Scudder,               --
                                                      Stevens & Clark, Inc.

Edward J. O'Connell++         Vice President and      Principal of Scudder, Stevens &    Assistant Treasurer
                              Assistant Treasurer     Clark, Inc.

Kathryn L. Quirk++            Vice President and      Managing Director of Scudder,      Vice President
                              Assistant Secretary     Stevens & Clark, Inc.

Richard W. Desmond++          Assistant Secretary     Vice President of Scudder,         Vice President
                                                      Stevens & Clark, Inc.

Coleen Downs Dinneen+         Assistant Secretary     Vice President of Scudder,         Assistant Clerk
                                                      Stevens & Clark, Inc.

* Messrs. Loudon, Padegs, Pierce and Villani are considered by the Fund and counsel to be persons who are "interested persons" of the Adviser or of the Fund, within the meaning of the Investment Company Act of 1940, as amended.

** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

#        Messrs.  Padegs and  Villani  are  members  of the  Executive  Committee,  which may exercise all of the powers of the Trustees when they are not in session.

+        Address:  Two International Place, Boston, Massachusetts
++       Address:  345 Park Avenue, New York, New York

         The Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

         All Trustees and officers as a group owned less than 1% of the Fund's outstanding shares as of the commencement of operations.

                                  REMUNERATION

         Several of the officers and Trustees of the Trust may be officers or employees of the Adviser, or of the Distributor, the Transfer Agent, Scudder Trust Company, or Scudder Fund Accounting Corporation, from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Trust. The Trust pays no direct remuneration to any officer of the Trust. However, each of the Trust's Trustees who is not affiliated with the Adviser will be compensated for all expenses relating to Trust business (specifically including travel expenses relating to Trust business). Each of these unaffiliated Trustees receives an annual Trustee's fee of $4,000 plus $400 for each attended each Trustees' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Fund and the Adviser or any of its affiliates. Each unaffiliated Trustee also receives $150 per committee meeting attended other than those set forth above.

The following Compensation Table provides, in tabular form, the following data:

Column (1): all Trustees who receive compensation from the Trust.

Column (2): aggregate compensation received by a Trustee from all series of the Trust.
Columns (3) and (4): pension or retirement benefits accrued or proposed to be paid by the Fund Complex. Scudder Securities Trust does not pay its Trustees such benefits.
Column (5): Total compensation received by a Trustee from the Trust, plus compensation received from all funds managed by the Adviser for which a Trustee serves. The total number of funds from which a Trustee receives such compensation is also provided in Column (5). Generally, compensation received by a Trustee for serving on the board of a closed-end fund is greater than the compensation received by a Trustee for serving on the board of an open-end fund.



                                     Compensation Table
                            for the year ended December 31, 1994*
============================ ================================= ================== ================= ==================
            (1)                            (2)                        (3)               (4)                (5)
                                                                  Pension or                              Total
                                                                  Retirement                          Compensation
                                        Aggregate              Benefits Accrued      Estimated       From the Trust
                                       Compensation             As Part of Fund   Annual Benefits   and Fund Complex
      Name of Person,                      from                     Complex       Upon Retirement    Paid to Trustee
         Position               Scudder Securities Trust**         Expenses
============================ ================================= ================== ================= ==================
Paul Bancroft III,                        $8,200                      N/A               N/A             $ 120,238
Trustee                                                                                                 (15 funds)

Thomas J. Devine,                         $8,200                      N/A               N/A             $ 115,656
Trustee                                                                                                 (17 funds)

Dr. Wilson Nolen,                         $8,200                      N/A               N/A             $ 132,023
Trustee                                                                                                 (16 funds)

Dr. Gordon Shillinglaw,                   $9,000                      N/A               N/A              $ 89,570
Trustee                                                                                                 (15 funds)

Robert G. Stone, Jr.,                     $8,200                    $6,289             $6,000           $ 140,438
Trustee                                                                                                 (16 funds)


*     Scudder Small Company Value Fund commenced operations on October 6, 1995.


**    Scudder  Securities Trust consists of two Funds:  Scudder  Development Fund and Scudder
      Small Company Value Fund.

                                   DISTRIBUTOR


         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 30, 1995 will remain in effect until September 30, 1997 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on September 6, 1995.


         Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in the various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

NOTE: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

          (See "Distribution and performance information--Dividends and capital gain distributions" and "Transaction information--
            Tax information, Tax identification number" in the Fund's
                                  prospectus.)

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute, and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         To the extent that dividends from domestic corporations constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of a put option, on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

         Many futures and forward contracts entered into by the Fund and all listed non-equity options written or purchased by the Fund (including options on futures contracts and options on broad-based stock indices) will be governed by
Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding
Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         Positions of the Fund which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible the Adviser places orders for portfolio transactions for the Fund through the Distributor, which in turn places orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to the custodian of the Fund for appraisal purposes; or who supply research, market and statistical information  to  the  Fund  or the  Adviser.  The  term  "research,  market  and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Fund's custodian and a credit against the custodian fee due to the custodian equal to one-half of the commission on any such transaction will be given. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

         The Trustees intend to review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover


         The Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. Under normal investment conditions, it is anticipated that the Fund's portfolio turnover rate will not exceed 75% for the initial fiscal year.


                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The Financial Highlights of the Fund will be included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, and given on the authority of that firm as experts in accounting and auditing.


Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the objective and policies of the Fund, and other factors such as its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         The name "Scudder Securities Trust" is a designation of the Trustees for the time being under a Declaration of Trust dated October 16, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. Upon the initial purchase of shares of the Fund, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         The Fund has a fiscal year end of August 31.


         The CUSIP number of the Fund is 811196-20-3.

         The Fund employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as custodian.


         The firm of Dechert Price & Rhoads is counsel to the Fund.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a wholly-owned subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.


         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a wholly-owned subsidiary of the Adviser, is the transfer and dividend paying agent for the Fund. The Fund pays Service Corporation an annual fee for each account maintained for a participant.


         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The Statement of Assets and Liabilities as of October 3, 1995 and the Report of Independent Accountants are included herein.

--------------------------------------------------------------------------------
  SCUDDER SMALL COMPANY VALUE FUND
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

  October 3, 1995


Assets
  Cash................................................         $1,200
  Deferred organization and registration
     expenses (Note)..................................         49,658
                                                              --------
  Total assets........................................         50,858
                                                              --------
Liabilities
  Accrued liabilities (Note)..........................         49,658
                                                              --------
  Total liabilities...................................         49,658
                                                              --------
Net Assets............................................         $1,200
                                                              ========
Net Assets consist of:
  Shares of beneficial interest.......................              1
  Additional paid-in capital..........................          1,199
                                                              --------
Net Assets............................................         $1,200
                                                              ========
Net asset value, offering price per share
($1,200/100 outstanding shares of beneficial
interest, $.01 par value, unlimited number of
shares authorized)....................................         $12.00
                                                              ========

The accompanying note is an integral part of the financial statement.


Scudder Small Company Value Fund (the "Fund") is a diversified series of Scudder Securities Trust (the "Trust"), formerly Scudder Development Fund, an open-end, management investment company registered under the Investment Company Act of 1940. The trust was organized as a Massachusetts business trust under a declaration of trust dated October 16, 1985, as amended. The Trust's predecessor was organized as a Delaware corporation in February 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into two series, Scudder Development Fund and Scudder Small Company Value Fund. The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. The Fund has had no operations to date other than matters relating to its organization and registration as a diversified series.

Costs incurred by the Fund in connection with its organization and initial registration and public offering of shares, estimated at $49,658 will be amortized on a straight-line basis over a five-year period beginning at the commencement of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization and registration expenses in the same proportion as the number of shares being redeemed bears to the number of intial shares outstanding at the time of such redemption.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of Scudder Securities Trust and Shareholder of Scudder Small Company Value Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Small Company Value Fund as of October 3, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Scudder Small Company Value Fund as of October 3, 1995 in conformity with generally accepted accounting principles.



Boston, Massachusetts                         COOPERS & LYBRAND L.L.P.
October 4, 1995

                             PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------         ----------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                           For Scudder Development Fund:

                              Financial highlights for the ten fiscal years ended June 30, 1994.
                              (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

                           For Scudder Small Company Value Fund:

                              Financial highlights (to be filed by
                              amendment).

                           Included in Part B of this Registration Statement:

                           For Scudder Development Fund:

                              Investment Portfolio as of June 30, 1994
                              Statement of Assets and Liabilities as of June 30, 1994
                              Statement of Operations for the fiscal year ended June 30, 1994
                              Statements of Changes in Net Assets for the two fiscal years ended June 30, 1994
                              Financial Highlights for the ten fiscal years ended June 30, 1994
                              Notes to Financial Statements Report of Independent Accountants (Incorporated by reference to
                               Post-Effective Amendment No. 33 to the Registration Statement.)

                           For Scudder Small Company Value Fund:

                              Statement of Assets and Liabilities as of October 3, 1995 is filed herein.

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated December 21, 1987.
                                              (Incorporated by reference to Exhibit 1 to Post-Effective Amendment
                                              No. 27 to the Registration Statement.)

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              December 13, 1990.
                                              (Incorporated by reference to Exhibit 1(a)(2) to Post-Effective
                                              Amendment No. 30 to the Registration Statement.)

                                      (a)(3)  Amendment to Amended and Restated
                                              Declaration of Trust to change the
                                              name of the Trust dated July 21,
                                              1995 is filed herein.

                                      (a)(4)  Amendment to Amended and Restated
                                              Declaration of Trust to add new
                                              series dated July 21, 1995 is
                                              filed herein.

                             2.       (a)     Amendment to the By-Laws Article IV: Notice of Meetings dated
                                              December 12, 1991.
                                              (Incorporated by reference to Exhibit 2(a) to Post-Effective
                                              Amendment No. 31 to the Registration Statement.)

                                      (b)     By-Laws as of October 16, 1985.

                                              (Incorporated by reference to Exhibit 2(a) to Post-Effective
                                              Amendment No. 24 to the Registration Statement.)

                                      (c)     Amendment to the By-Laws of Registrant as amended through December
                                              9, 1985.
                                              (Incorporated by reference to Exhibit 2(b) to Post-Effective
                                              Amendment No. 24 to the Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest
                                              ($.01 par value) for Scudder Development Fund.
                                              (Incorporated by reference to Exhibit 4 to Post-Effective Amendment
                                              No. 28 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant, on behalf of

                                              Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated
                                              June 9, 1992.
                                              (Incorporated by reference to Exhibit 5 to Post-Effective Amendment
                                              No. 31 to the Registration Statement.)

                                      (b)     Investment Management Agreement between the Registrant, on behalf of

                                              Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated
                                              December 14, 1990.
                                              (Incorporated by reference to Exhibit 5 to Post-Effective Amendment
                                              No. 30 to the Registration Statement.)

                                      (c)     A Form of an Investment Management Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder, Stevens
                                              & Clark, Inc. is filed herein.

                             6.       (a)     Underwriting Agreement between the Registrant, on behalf of Scudder
                                              Development Fund, and Scudder Investor Services, Inc., formerly
                                              Scudder Fund Distributors, Inc., dated December 31, 1985.
                                              (Incorporated by reference to Exhibit 6 to Post-Effective Amendment
                                              No. 25 to the Registration Statement.)

                                      (b)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., dated September 30, 1995 is filed herein.

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Contract between the Registrant, on behalf of Scudder
                                              Development Fund, and Brown Brothers Harriman & Co. dated April 1, 1980.
                                              (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective
                                              Amendment No. 18 to the Registration Statement.)

                                      (a)(2) Fee schedule for Exhibit 8(a)(1).

                                              (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (a)(3)  Custodian Contract between the Registrant and State Street Bank and Trust Company dated September 6, 1995 is filed herein.

                                      (a)(4)  Fee schedule for Exhibit 8(a)(l) is filed herein.

                                      (b)(1)  Subcustodian Agreement between Brown Brothers Harriman & Co. and The
                                              Bank of New York, London office, dated January 30, 1979.
                                              (Incorporated by reference to Exhibit 8(b)(l) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (b)(2) Fee schedule for Exhibit 8(b)(1).

                                              (Incorporated by reference to Exhibit 8(b)(2) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective
                                              Amendment No. 29 to the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(2) to Post-Effective
                                              Amendment No. 29 to the Registration Statement.)

                                      (a)(3)  Service Agreement between Copeland Associates, Inc., on behalf of
                                              Scudder Development Fund, and Scudder Service Corporation dated June
                                              8, 1995 is filed herein.

                                      (b)(1)  COMPASS Service Agreement between the Registrant and Scudder Trust
                                              Company dated January 1, 1990.
                                              (Incorporated by reference to Exhibit 9(b)(1) to Post-Effective
                                              Amendment No. 29 to the Registration Statement.)

                                      (b)(2) Fee schedule for Exhibit 9(b)(1).

                                              (Incorporated by reference to Exhibit 9(b)(2) to Post-Effective
                                              Amendment No. 29 to the Registration Statement.)

                                      (c)     Application to be filed by amendment.

                                      (d)     Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990.
                                              (Incorporated by reference to Exhibit 9(d) to Post-Effective
                                              Amendment No. 29 to the Registration Statement.)

                                      (e)     Fund Accounting Services Agreement
                                              between the Registrant, on behalf
                                              of Scudder Development Fund and
                                              Scudder Fund Accounting
                                              Corporation dated March 21, 1995
                                              is filed herein.

                                      (f)     A Form of a Fund Accounting
                                              Services Agreement between the
                                              Registrant, on behalf of Scudder
                                              Small Company Value Fund and
                                              Scudder Fund Accounting
                                              Corporation is filed herein.

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants, on behalf of Scudder Small
                                              Company Value Fund, is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              (Incorporated by reference to Exhibit 14(c) to Scudder Income Fund,
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A (File Nos. 2-13627 and 811-42).)

                                      (b)     Scudder Individual Retirement Plan.

                                              (Incorporated by reference to Exhibit 14(b) to Scudder Income Fund,
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A (File Nos. 2-13627 and 811-42)).

                                      (c)     Scudder Funds 403(b) Plan.

                                              (Incorporated by reference to Exhibit 14(c) to Scudder Income Fund,
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A (File Nos. 2-13627 and 811-42)).

                                      (d)     Scudder Employer-Select 403(b) Plan.

                                              (Incorporated by reference to Exhibit 14(e)(2) to Scudder Income
                                              Fund, Post-Effective Amendment No. 43 to its Registration Statement
                                              on Form N-1A (File Nos. 2-13627 and 811-42)).

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by reference to Exhibit 14(f) to Scudder Income Fund,
                                              Post-Effective Amendment No. 43 to its Registration Statement on
                                              Form N-1A (File Nos. 2-13627 and 811-42)).

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Data.

                                              (Incorporated by reference to Exhibit 16 to Post-Effective Amendment
                                              No. 28 to the Registration Statement.)

                             17.              Inapplicable.

                             18.              Inapplicable.

Power of Attorney is incorporated by reference to the Signature Page of Post-Effective Amendment No. 30.

Item 25.          Persons Controlled by or under Common Control with Registrant

                  None

Item 26.          Number of Holders of Securities (as of June 30, 1995).

                              (1)                              (2)
                        Title of Class             Number of Record Shareholders

                   Shares of beneficial interest
                        ($.01 par value)

                      Scudder Development Fund                41,327

Item 27.          Indemnification

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder
                               to a Trustee or officer:

                           (i) against any liability to the Trust, a Series
                  thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as opposed to a full trial-type inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may
                  be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a
                  defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
------------------------   ---------------------------------------

Stephen R. Beckwith        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Inverlatin Dollar Income Fund, Inc. (investment company) Georgetown, Grand
                                 Cayman, Cayman Islands
                           Director, ProMexico Fixed Income Dollar Fund, Inc. (investment company) Georgetown,
                                 Grand Cayman, Cayman Islands
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Partner, George Birdsong Co., Rye, NY

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (Director only on Scudder Global Fund, a series of Scudder Global Fund, Inc.) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Investor Services, Inc. (broker/dealer)**
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*


Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)*
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                              investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)++
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

Douglas M. Loudon          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Securities Trust (investment company)*
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**


                           Vice President, AARP Tax Free Income Trust (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Chairman, World Capital Fund (investment company) Luxembourg ##
                           Managing Director, Kankaku - Scudder Capital Asset Management Corporation (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan,
                           Inc. (investment adviser)###
                           President, The Japan Fund, Inc. (investment company)**
                           Trustee, Scudder, Stevens & Clark Supplemental Retirement Income Plan
                           Trustee, Scudder, Stevens & Clark Profit Sharing Plan**
                           Chairman & Director, The World Capital Fund (investment company) Luxembourg
                           Chairman & Director,Scudder, Stevens & Clark (Luxembourg), S.A., Luxembourg#
                           Chairman, Canadian High Income Fund (investment company) #
                           Chairman, Hot Growth Companies Fund (investment company) #
                           Vice President & Director, Scudder Precious Metals, Inc. xxx
                           Director, Berkshire Farm & Services for Youth Board of Governors & President, Investment Counsel
                                 Association of America

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

Juris Padegs               Secretary & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, The Brazil Fund, Inc.  (investment company)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Trustee, Scudder Funds Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder International Fund, Inc.
                                 (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder Tax Free Trust (investment company)*
                           Chairman & Director, The Korea Fund, Inc. (investment company)**
                           Vice President & Director, The Argentina Fund, Inc. (investment company)**
                           Secretary, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser),
                                 Toronto, Ontario, Canada
                           Vice President & Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Assistant Secretary, SFA, Inc. (advertising agency)*
                           Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)**
                           Assistant Treasurer & Director, Kankaku - Scudder Capital Asset Management (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###


                           Chairman & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Chairman & Supervisory Director, Sovereign High Yield Investment Company N.V.
                                 (investment company) +
                           Director, President Investment Trust Corporation (Joint Venture)***
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx
                           Vice President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman, Scudder, Stevens & Clark Overseas Corporationoo
                           Director, Scudder Trust (Cayman) Ltd. (trust services company)xxx
                           Director, ICI Mutual Insurance Company, Inc., Washington, D.C.
                           Director, Baltic International USA
                           Director, Baltic International Airlines (a limited liability company) Riga, Latvia

Daniel Pierce              Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman, Assistant Treasurer & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities  Funds (investment company) Luxembourg
                           Chairman,  Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director, Scudder Latin   America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA



Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)*
                           Vice President, AARP Growth Trust (investment company)*
                           Vice President, AARP Income Trust (investment company)*
                           Vice President, AARP Tax Free Income Trust (investment company)*

Edmond D. Villani          President & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Manager S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY

         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        11, rue Aldringen, L-1118 Luxembourg, Grand-Duchy of Luxembourg
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

Item 29.          Principal Underwriters.

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.

                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                    (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ------------------                -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Vice President and Director             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director                                None
         345 Park Avenue
         New York, NY  10154

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk                         Assistant Secretary
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Cuyler W. Findlay                 Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110


         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ------------------                -------------------------------         -----------------------

         Thomas W. Joseph                  Vice President, Director,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Senior Vice President and               None
         Two International Place           Director
         Boston, MA 02110

         David S. Lee                      President, Assistant                    Vice President
         Two International Place           Treasurer and Director
         Boston, MA 02110

         Douglas M. Loudon                 Senior Vice President                   Vice President and Trustee
         345 Park Avenue
         New York, NY  10154

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Juris Padegs                      Vice President and Director             Trustee
         345 Park Avenue
         New York, NY 10154

         Daniel Pierce                     Vice President, Director                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Vice President                          Vice President and
         345 Park Avenue                                                           Assistant Secretary
         New York, NY  10154

         Edmund J. Thimme                  Vice President and Director             None
         345 Park Avenue
         New York, NY  10154

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110


         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions
              -----------------        ---------------     ---------------       -----------     ------------------
               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.

                  Inapplicable.

Item 32.          Undertakings.

                  The Registrant hereby undertakes to file a post-effective amendment, using reasonably current financial statements of Scudder Small Company Value Fund, within four to six months from the effective date of the Registrant's Registration Statement under the 1933 Act.

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of such Fund's latest annual report to shareholders upon request and without change.

                  The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submits to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                                File No. 2-36238
                                                               File No. 811-2021

                         SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                          POST-EFFECTIVE AMENDMENT NO. 35

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 19

                            TO REGISTRATION STATEMENT

                                      UNDER

                         THE INVESTMENT COMPANY ACT OF 1940

                            SCUDDER SECURITIES TRUST

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 2nd day of October, 1995.

                                        SCUDDER SECURITIES TRUST

                                        By /s/Thomas F. McDonough
                                           Thomas F. McDonough, Vice President
                                           and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----
/s/Daniel Pierce
Daniel Pierce*                               President (Principal Executive               October 2, 1995
                                             Officer) and Trustee


/s/Paul Bancroft III
Paul Bancroft III*                           Trustee                                      October 2, 1995


/s/Thomas J. Devine
Thomas J. Devine*                            Trustee                                      October 2, 1995


/s/Douglas M. Loudon
Douglas M. Loudon*                           Vice President and Trustee                   October 2, 1995


/s/Wilson Nolen
Wilson Nolen*                                Trustee                                      October 2, 1995


/s/Juris Padegs
Juris Padegs*                                Trustee                                      October 2, 1995


/s/Gordon Shillinglaw
Gordon Shillinglaw*                          Trustee                                      October 2, 1995


/s/Robert G. Stone, Jr.
Robert G. Stone, Jr.*                        Trustee                                      October 2, 1995



SIGNATURE                                    TITLE                                        DATE


/s/Edmond D. Villani
Edmond D. Villani*                           Trustee                                      October 2, 1995


/s/Pamela A. McGrath
Pamela A. McGrath                            Vice President and Treasurer                 October 2, 1995
                                             (Principal Financial and Accounting
                                             Officer)


*By:  /s/ Thomas F. McDonough
      Thomas F. McDonough
      Attorney-in-fact pursuant to
      a power of attorney
      contained in the signature
      page of Post-Effective
      Amendment No. 30 filed
      August 26, 1991.

                            SCUDDER SECURITIES TRUST

                                  EXHIBIT INDEX

                                 Exhibit 1(a)(3)

                                 Exhibit 1(a)(4)

                                  Exhibit 5 (c)

                                  Exhibit 6 (b)

                                Exhibit 8 (a)(3)

                                Exhibit 8 (a)(4)

                                Exhibit 9 (a)(3)

                                  Exhibit 9 (e)

                                  Exhibit 9 (f)

                                   Exhibit 11